Description of Business and Summary of Significant Accounting Policies - Property and Equipment, Product Warranty, and Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Standard product warranty period	90 days
Maximum support and maintenance contractual service period (up to)	5 years
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Extended product warranty period	1 year
Typical support and maintenance contractual service period	1 year
Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Extended product warranty period	5 years
Typical support and maintenance contractual service period	3 years
Demonstration units
Property, Plant and Equipment [Line Items]
Useful life	3 years